SUBORDINATED DEBT (FY)	12 Months Ended
Dec. 31, 2017
SUBORDINATED DEBT [Abstract]
SUBORDINATED DEBT
NOTE Q –SUBORDINATED DEBT

On October 13, 2016, the Company entered into a Subordinated Note Purchase Agreement (the “Purchase Agreement”) with certain institutional accredited investors (the “Purchasers”) pursuant to which the Company issued and sold $10 million in aggregate principal amount of fixed-to-floating rate subordinated notes (the “Notes”). The Notes were issued by the Company to the Purchasers at a price equal to 100% of their face amount.

The Notes have a stated maturity of October 15, 2026 and bear interest at a fixed rate of 6.9% per year, from and including October 13, 2016, to but excluding October 15, 2021, computed on the basis of a 360-day year consisting of twelve 30-day months, payable semi-annually in arrears. From and including October 15, 2021, to but excluding the maturity date or early redemption date, the interest rate will reset quarterly to an interest rate per year equal to the then-current three-month LIBOR plus 571.8 basis points, computed on the basis of a 360-day year and the actual number of days elapsed, payable quarterly in arrears. The Notes are redeemable, in whole or in part, on or after October 13, 2021, and at any time upon the occurrence of certain events.